UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2011

Date of reporting period: April 30, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 33.4%
Bank of Tokyo-Mitsubishi
0.240%, 06/04/10	$2,000	$2,000
0.250%, 06/10/10	2,000	2,000
0.300%, 06/18/10	2,500	2,500
0.300%, 06/21/10	2,000	2,000
0.280%, 06/23/10	2,000	2,000
Barclays Bank PLC
0.440%, 05/07/10	9,000	9,000
0.300%, 07/09/10	5,000	5,000
0.400%, 09/13/10	500	500
BNP Paribas
0.240%, 06/10/10	11,000	11,000
0.240%, 06/11/10	1,000	1,000
Caisse Cent Desjardins
0.320%, 07/13/10	2,000	2,000
0.320%, 07/15/10	2,000	2,000
0.320%, 07/26/10	4,000	4,000
0.450%, 10/13/10	2,000	2,000
0.460%, 10/15/10	2,000	2,000
0.470%, 10/20/10	3,000	3,000
Calyon New York
0.230%, 05/04/10	3,700	3,700
Credit Agricole
0.300%, 07/26/10	4,000	4,000
0.300%, 07/29/10	4,000	4,000
0.320%, 08/23/10	3,000	3,000
Credit Industriel & Commercial
0.405%, 06/02/10	1,000	1,000
0.410%, 06/17/10	10,000	10,000
Dexia Credit Local
0.300%, 05/03/10	4,500	4,500
0.300%, 05/03/10	3,500	3,500
HSBC Bank
0.320%, 08/25/10	4,000	4,000
Natixis
0.270%, 05/28/10	1,000	1,000
Societe Generale
0.340%, 08/02/10	2,000	2,000
0.340%, 08/04/10	2,000	2,000
Sumitomo Mitsui Banking
0.210%, 05/11/10	1,000	1,000
0.220%, 05/14/10	2,000	2,000
Toronto Dominion Bank
0.260%, 07/14/10	2,000	2,000
UBS
0.520%, 05/19/10	9,000	9,000
0.460%, 05/27/10	1,000	1,000
0.480%, 05/28/10	4,500	4,500
0.420%, 06/14/10	3,000	3,000

Total Certificates of Deposit (Cost $117,200) ($ Thousands)		117,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 32.6%
Allied Irish Banks North America
0.541%, 05/17/10	$1,000	$1,000
Argento Variable Funding LLC
0.320%, 07/01/10	2,000	1,999
Atlantis One Funding
0.300%, 07/01/10	2,000	1,999
0.280%, 07/06/10	750	750
0.310%, 07/07/10 to 07/19/10	3,000	2,998
0.305%, 07/13/10	1,000	999
Barton Capital
0.200%, 05/03/10	1,000	1,000
BNZ International Funding
0.270%, 06/30/10	1,000	999
Cancara Asset Securitisation LLC
0.270%, 06/17/10	1,000	1,000
Citigroup Funding
0.290%, 06/03/10	5,000	4,999
0.330%, 07/26/10	1,000	999
Clipper Receivables LLC
0.280%, 07/01/10	1,750	1,749
Dexia Credit Local New York
0.300%, 05/05/10	2,000	2,000
E.ON
0.230%, 05/18/10	2,000	2,000
Edison Asset Securitization LLC
0.280%, 07/12/10	5,000	4,997
Falcon Asset Securitization LLC
0.200%, 05/25/10	1,000	1,000
0.210%, 07/01/10	1,000	1,000
FCAR Owner Trust
0.312%, 07/01/10	7,000	6,996
0.310%, 07/02/10 to 07/12/10	1,250	1,249
0.320%, 07/26/10	3,000	2,998
General Electric Capital
0.234%, 07/02/10	3,000	2,999
0.260%, 07/09/10	4,000	3,998
Govco LLC
0.230%, 06/02/10	2,000	1,999
Grampian Funding LLC
0.320%, 07/19/10	9,000	8,994
Johnson & Johnson
0.200%, 06/10/10	2,000	1,999
Jupiter Securitization LLC
0.200%, 05/17/10	1,000	1,000
LMA Americas LLC
0.270%, 05/17/10	1,000	1,000
0.220%, 05/27/10	1,000	1,000
Matchpoint Master Trust
0.316%, 05/10/10	5,000	4,999
MetLife Short Term Funding LLC
0.270%, 07/09/10	4,000	3,998
0.300%, 07/19/10	500	500
Nestle Capital
0.300%, 09/07/10	3,000	2,997
Nestle Finance International
0.270%, 08/24/10	1,000	999

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Prudential PLC
0.240%, 05/24/10	$1,000	$1,000
Royal Park Investments Funding (C)
0.290%, 07/02/10	2,000	1,999
0.300%, 07/06/10 to 07/09/10	7,550	7,546
0.320%, 07/15/10 to 07/20/10	6,700	6,695
Santander Central Hispano Finance Delaware
0.280%, 07/21/10	3,500	3,498
Societe de Prise de Participation de l’Etat
0.205%, 05/20/10 to 05/21/10	4,000	4,000
0.250%, 05/27/10	1,000	1,000
Toyota Credit Canada
0.360%, 05/25/10 to 06/18/10	2,500	2,499
0.380%, 06/23/10	1,000	999
Toyota Motor Credit
0.360%, 06/07/10	2,000	1,999
0.400%, 07/02/10 to 07/14/10	4,000	3,997

Total Commercial Paper (Cost $114,445) ($ Thousands)		114,445

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.9%
FFCB (D)
0.215%, 07/20/10	2,000	2,000
FHLB (D)
0.049%, 05/07/10	3,000	2,999
0.148%, 07/30/10	2,000	2,000
FHLB DN (A)
0.200%, 07/14/10	2,000	1,999
FHLMC (D)
0.341%, 07/07/10	8,000	8,002
FHLMC MTN (D)
0.324%, 06/09/10	13,000	13,025
0.388%, 07/30/10	1,000	1,002
FHLMC DN (A)
0.200%, 07/06/10 to 07/21/10	3,000	2,999
0.180%, 07/07/10	2,000	1,999
0.195%, 07/19/10	1,000	1,000
0.220%, 07/23/10	2,000	1,999
0.311%, 11/10/10	1,000	998
FHLMC, Ser 1 (D)
0.204%, 05/01/10	5,000	5,000
FNMA DN (A)
0.210%, 07/12/10	250	250

Total U.S. Government Agency Obligations (Cost $45,272) ($ Thousands)		45,272

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Cash Management Bill (A)
0.150%, 07/15/10	2,000	1,999
U.S. Treasury Bills (A)
0.200%, 07/01/10	1,500	1,500
0.180%, 08/26/10	2,000	1,999
0.230%, 09/23/10	1,800	1,798
0.265%, 10/07/10	2,000	1,998

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. Treasury Note
2.000%, 09/30/10	$2,000	$2,013

Total U.S. Treasury Obligations (Cost $11,307) ($ Thousands)		11,307

MUNICIPAL BONDS — 1.4%

Connecticut — 0.1%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB
0.247%, 05/06/10 (D)	500	500

Iowa — 0.6%
Iowa Finance Authority, Ser C, RB
0.256%, 05/06/10 (D)	1,790	1,790
Iowa Finance Authority, Ser G, RB
0.260%, 05/06/10 (D)	100	100

		1,890

Kentucky — 0.6%
Kentucky Housing, Ser J, RB
0.360%, 05/06/10 (D)	2,000	2,000

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority, Ser D, RB
0.260%, 05/05/10 (D)	500	500

Total Municipal Bonds (Cost $4,890) ($ Thousands)		4,890

REPURCHASE AGREEMENTS (E) — 16.5%
BNP Paribas
0.340%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $2,000,057 (collateralized by a corporate obligation, par value $1,569,087, 9.850%, 06/01/19, with total market value $2,100,000)	2,000	2,000
Citigroup
0.400%, dated 04/30/10, to be repurchased on 05/24/10, repurchase price $5,001,722 (collateralized by various FHLB/FNMA obligations, ranging in par value $1,405,000-$3,594,000, 3.000%-3.875%, 03/08/13- 04/28/15, with total market value $5,100,276) (F)	5,000	5,000

2	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citigroup
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $29,984,500 (collateralized by various FHLMC/FNMA obligations, ranging in par value $15,395,611- $51,423,489, 4.500%-5.000%, 07/01/19-06/01/23, with total market value $30,583,680)	$29,984	$29,984
Deutsche Bank
0.310%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $2,000,052 (collateralized by a corporate obligation, par value $1,490,253, 10.375%, 11/01/18, with total market value $2,100,000)	2,000	2,000
Goldman Sachs
0.400%, dated 04/30/10, to be repurchased on 05/24/10, repurchase price $1,001,000 (collateralized by a corporate obligation, par value $986,049, 6.125%, 05/15/18, with total market value $1,050,806) (F)	1,000	1,000
Goldman Sachs
0.400%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $2,002,000 (collateralized by various corporate obligations, ranging in par value $907,159-$1,026,050, 6.125%- 6.875%, 11/15/12-05/15/18, with total market value $2,102,101)	2,000	2,000
Goldman Sachs
0.400%, dated 04/30/10, to be repurchased on 05/10/10, repurchase price $2,002,089 (collateralized by a corporate obligation, par value $1,972,491, 6.125%, 05/15/18, with total market value $2,102,030) (F)	2,000	2,000
Goldman Sachs
0.460%, dated 04/30/10, to be repurchased on 07/21/10, repurchase price $4,004,651 (collateralized by various corporate obligations, ranging in par value $379,000-$3,430,688, 6.875%- 7.625%, 11/15/10-11/15/12, with total market value $4,200,644) (F)	4,000	4,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase
0.370%, dated 04/30/10, to be repurchased on 05/27/10, repurchase price $1,000,308 (collateralized by various corporate obligations, ranging in par value $445,000-$500,000, 0.000%- 7.000%, 08/15/11-06/01/19, with total market value $1,055,517) (F)	$1,000	$1,000
JPMorgan Chase
0.310%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $2,000,052 (collateralized by a corporate obligation, par value $2,070,000, 0.040%, 06/09/10, with total market value $2,063,689)	2,000	2,000
JPMorgan Chase
0.360%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $2,000,060 (collateralized by a corporate obligation, par value $2,090,000, 0.000%, 01/15/15, with total market value $2,102,644)	2,000	2,000
JPMorgan Chase
0.320%, dated 04/30/10, to be repurchased on 05/10/10, repurchase price $2,000,622 (collateralized by various corporate obligations, ranging in par value $5,000-$1,235,000, 0.000%- 7.000%, 08/15/11-12/15/18, with total market value $2,105,055) (F)	2,000	2,000
Morgan Stanley
0.310%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $3,000,078 (collateralized by a corporate obligation, par value $3,091,000, 0.000%, 05/03/10, with total market value $3,090,911)	3,000	3,000

Total Repurchase Agreements (Cost $57,984) ($ Thousands)		57,984

Total Investments — 100.0% (Cost $351,098) ($ Thousands) †		$351,098

3	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2010

Percentages are based on Net Assets of $351,156 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

(F)	Securities considered illiquid. The total value of such securities as of April 30, 2010 was $15,000 ($ Thousands) and represented 4.27% of Net Assets.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Government Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.8%
FFCB
0.239%, 05/01/10 (A)	$10,000	$9,996
FHLB
0.049%, 05/07/10 (A)	35,000	34,995
4.875%, 05/14/10	25,000	25,043
1.400%, 09/23/10	4,000	4,018
0.270%, 10/26/10	20,000	19,997
FHLB, Ser 2
3.050%, 09/10/10	1,000	1,010
FHLMC MTN
0.324%, 06/09/10 (A)	50,000	50,091
FHLMC
0.341%, 07/07/10 (A)	63,000	63,014
FHLMC DN (B)
0.200%, 07/06/10	25,000	24,991
0.210%, 07/23/10	5,340	5,338
FHLMC, Ser 1
0.109%, 05/01/10 (A)	35,000	35,000
FNMA
3.250%, 08/12/10	23,903	24,105
FNMA DN (B)
0.180%, 05/24/10	20,000	19,998
0.175%, 07/07/10	25,000	24,992
0.190%, 07/12/10	15,000	14,994
FHLMC MTN
1.450%, 09/10/10	9,017	9,057
FHLMC DN (B)
0.190%, 06/01/10	16,571	16,568
0.200%, 07/14/10 to 08/17/10	65,000	64,967
0.220%, 08/05/10	15,000	14,991
0.223%, 08/09/10	38,652	38,628
0.215%, 08/13/10	25,000	24,985
0.250%, 08/23/10	25,000	24,980
FNMA
2.375%, 05/20/10	15,000	15,017

Total U.S. Government Agency Obligations (Cost $566,775) ($ Thousands)		566,775

U.S. TREASURY OBLIGATION — 2.8%
U.S. Treasury Note
2.000%, 09/30/10	35,000	35,234

Total U.S. Treasury Obligation (Cost $35,234) ($ Thousands)		35,234

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 51.3%
BNP Paribas
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $57,000,950 (collateralized by a corporate obligation, par value $58,215,172, 1.875%, 10/22/12, with total market value $58,734,257)	$57,000	$57,000
BNP Paribas
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $57,000,950 (collateralized by various corporate obligations, ranging in par value $867,489-$30,000,000, 0.500%- 1.875%, 03/13/12-12/28/12, with total market value $58,710,000)	57,000	57,000
Citigroup
0.240%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $57,001,140 (collateralized by various corporate obligations, ranging in par value $16,389,512-$39,775,716, 3.000%-3.125%, 12/16/11-06/15/12, with total market value $58,710,001)	57,000	57,000
Deutsche Bank
0.180%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $116,967,754 (collateralized by a U.S. Treasury obligation, par value $119,324,500, 1.000%, 04/30/12, with total market value $119,305,408)	116,966	116,966
Deutsche Bank
0.190%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $100,001,583 (collateralized by various FHLB/FHLMC/FNMA obligations, ranging in par value $19,475,000- $20,720,000, 1.230%-5.000%, 04/05/12-06/18/24, with total market value $102,000,756)	100,000	100,000
Goldman Sachs
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $57,000,950 (collateralized by a corporate obligation, par value $56,027,941, 3.150%, 12/19/11, with total market value $58,710,979)	57,000	57,000

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Government Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $191,003,183 (collateralized by various FHLMC obligations, ranging in par value $12,000-$30,040,000, 0.000%- 9.375%, 05/03/10-04/15/42, with total market value $194,823,471)	$191,000	$191,000

Total Repurchase Agreements (Cost $635,966) ($ Thousands)		635,966

Total Investments — 99.9% (Cost $1,237,975) ($ Thousands) †		$1,237,975

Percentages are based on Net Assets of $1,238,928 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Government II Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.1%
FFCB
0.239%, 05/01/10 (A)	$15,000	$14,994
FHLB
0.049%, 05/07/10 (A)	45,000	44,993
4.875%, 05/14/10	45,310	45,388
3.000%, 06/11/10	13,510	13,553
3.500%, 07/16/10	10,000	10,069
4.375%, 10/22/10	16,200	16,513
0.270%, 10/26/10	25,000	24,997
FHLB DN (B)
0.060%, 05/03/10	38,689	38,689
0.164%, 05/05/10	90,000	89,998
0.157%, 05/07/10	100,000	99,997
0.110%, 05/11/10	25,000	24,999
0.154%, 05/12/10	56,000	55,997
0.165%, 05/14/10	35,000	34,998
0.160%, 05/17/10 to 06/01/10	50,000	49,995
0.162%, 05/19/10	96,839	96,831
0.156%, 05/21/10	45,000	44,996
0.150%, 05/24/10 to 05/26/10	70,000	69,993
0.140%, 05/25/10	15,000	14,999
0.170%, 06/04/10 to 06/25/10	90,000	89,980
0.180%, 06/09/10 to 07/09/10	102,600	102,573
0.175%, 06/11/10	55,000	54,989
0.173%, 06/18/10	81,400	81,381
0.172%, 07/14/10	25,000	24,991
0.185%, 07/16/10	60,000	59,977
0.190%, 07/23/10	15,000	14,994
0.240%, 08/13/10	25,000	24,983
0.205%, 08/18/10	12,185	12,178
0.260%, 09/15/10	18,500	18,482
FHLB, Ser 1
0.550%, 07/20/10	10,000	10,007

Total U.S. Government Agency Obligations (Cost $1,286,534) ($ Thousands)		1,286,534

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Note
2.000%, 09/30/10	10,000	10,073

Total U.S. Treasury Obligation (Cost $10,073) ($ Thousands)		10,073

Total Investments — 99.9% (Cost $1,296,607) ($ Thousands) †		$1,296,607

Percentages are based on Net Assets of $1,297,872 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A)(B) — 35.2%
Allied Irish Banks North America
0.541%, 05/17/10	$15,000	$14,996
Argento Variable Funding LLC
0.320%, 07/01/10	29,400	29,384
0.350%, 08/02/10	13,000	12,988
0.360%, 08/03/10	7,000	6,993
Atlantis One Funding
0.300%, 07/01/10	24,000	23,988
0.280%, 07/06/10	6,500	6,497
0.310%, 07/07/10 to 07/19/10	30,000	29,982
0.305%, 07/13/10	11,000	10,993
Barton Capital
0.200%, 05/03/10 to 05/14/10	9,772	9,772
BNZ International Funding
0.270%, 06/30/10	8,000	7,996
Cancara Asset Securitisation LLC
0.270%, 06/17/10	3,000	2,999
0.310%, 07/19/10 to 07/20/10	22,000	21,985
Citibank Credit Card Issuance Trust
0.240%, 05/07/10	58,000	57,998
Citigroup Funding
0.290%, 06/03/10	60,000	59,984
0.330%, 07/26/10	9,000	8,993
Clipper Receivables LLC
0.280%, 07/01/10	19,000	18,991
Dexia Credit Local New York
0.300%, 05/05/10	36,000	36,000
E.ON
0.230%, 05/18/10	14,000	13,999
Edison Asset Securitization LLC
0.280%, 07/12/10	79,526	79,482
Falcon Asset Securitization LLC
0.200%, 05/25/10	11,000	10,999
0.210%, 07/01/10	11,000	10,996
FCAR Owner Trust
0.313%, 07/01/10	80,400	80,357
0.310%, 07/02/10 to 07/12/10	19,000	18,989
0.320%, 07/26/10	34,000	33,974
General Electric Capital
0.237%, 07/02/10	34,000	33,986
0.260%, 07/09/10	30,000	29,985
Govco LLC
0.230%, 06/02/10	14,000	13,997
0.270%, 06/25/10	16,000	15,993
Grampian Funding LLC
0.260%, 06/01/10	22,000	21,995
0.300%, 07/08/10	21,000	20,988
0.320%, 07/19/10	27,000	26,981
Johnson & Johnson
0.200%, 06/10/10	13,000	12,997
Jupiter Securitization LLC
0.200%, 05/17/10	7,000	6,999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

LMA Americas LLC
0.270%, 05/17/10	$8,000	$7,999
0.220%, 05/27/10	13,000	12,998
Market Street Funding LLC
0.300%, 07/19/10	8,000	7,995
Matchpoint Master Trust
0.316%, 05/10/10	41,000	40,997
0.300%, 05/25/10	3,828	3,827
MetLife Short Term Funding LLC
0.270%, 07/09/10	30,000	29,985
0.300%, 07/19/10	5,000	4,997
Nestle Capital
0.300%, 09/07/10	23,000	22,975
Nestle Finance International
0.270%, 08/24/10	16,000	15,986
Prudential PLC
0.240%, 05/24/10	35,000	34,995
Royal Park Investments Funding
0.290%, 07/02/10	26,000	25,987
0.300%, 07/06/10 to 07/09/10 (C)	76,000	75,956
Santander Central Hispano Finance Delaware
0.280%, 07/21/10	38,000	37,976
Sheffield Receivables
0.200%, 05/13/10 to 05/19/10	8,720	8,720
Societe de Prise de Participation del’Etat
0.205%, 05/20/10 to 05/21/10	41,000	40,996
0.250%, 05/27/10	5,000	4,999
Toyota Credit Canada
0.360%, 05/25/10 to 06/16/10	30,000	29,988
0.380%, 06/23/10	10,000	9,994
Toyota Financial Services de Puerto Rico
0.360%, 06/07/10	4,000	3,999
Toyota Motor Credit
0.360%, 06/07/10	26,000	25,990
0.400%, 07/02/10 to 07/14/10	40,000	39,970
Victory Receivables
0.240%, 05/05/10	75,000	74,998

Total Commercial Paper (Cost $1,355,583) ($ Thousands)		1,355,583

CERTIFICATES OF DEPOSIT — 34.3%
Bank of Tokyo-Mitsubishi
0.240%, 06/04/10	22,000	22,000
0.250%, 06/10/10	19,000	19,000
0.300%, 06/18/10	21,000	21,000
0.300%, 06/21/10	23,000	23,000
0.280%, 06/23/10	19,000	19,000
Bank of Tokyo-Mitsubishi UFJ New York
0.300%, 07/07/10	20,000	20,000

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Barclays Bank PLC
0.440%, 05/07/10	$51,500	$51,500
0.300%, 07/09/10	32,000	32,000
0.400%, 09/13/10	16,000	16,000
0.440%, 09/27/10	7,000	7,000
BNP Paribas
0.240%, 06/10/10	82,000	82,000
0.240%, 06/11/10	35,000	35,000
0.230%, 05/26/10	4,000	4,000
BNP Paribas Illinois
0.240%, 06/02/10	28,000	28,000
Caisse Cent Desjardins
0.320%, 07/13/10	28,000	28,000
0.320%, 07/15/10	21,000	21,000
0.320%, 07/26/10	43,000	43,000
0.450%, 10/13/10	28,000	28,000
0.460%, 10/15/10	21,000	21,000
0.470%, 10/20/10	24,000	24,000
Calyon New York
0.230%, 05/04/10	27,000	27,000
0.220%, 05/04/10	3,000	3,000
Credit Agricole
0.300%, 07/26/10	38,000	38,000
0.300%, 07/29/10	27,000	27,000
0.300%, 08/02/10	3,000	3,000
0.320%, 08/23/10	28,000	28,000
Credit Agricole Corporate and Investment Bank
0.270%, 07/01/10	38,000	38,000
Credit Industriel & Commercial
0.405%, 06/02/10	15,000	15,000
0.390%, 06/02/10	3,000	3,000
0.410%, 06/17/10	98,000	98,001
Deutsche Bank
0.300%, 07/20/10	55,000	55,000
Dexia Credit Local
0.300%, 05/03/10	73,000	73,000
HSBC Bank
0.320%, 08/25/10	37,000	37,000
Natixis
0.270%, 05/28/10	33,000	33,000
Societe Generale
0.340%, 08/02/10	26,000	26,000
0.340%, 08/04/10	43,000	43,000
0.345%, 08/02/10	48,000	48,001
Sumitomo Mitsui Banking
0.210%, 05/11/10	22,000	22,000
0.220%, 05/21/10	2,000	2,000
Toronto Dominion Bank
0.260%, 07/14/10	18,000	18,000
UBS
0.520%, 05/19/10	61,000	61,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.460%, 05/27/10	$19,750	$19,750
0.480%, 05/28/10	37,000	37,000
0.420%, 06/14/10	25,000	25,000

Total Certificates of Deposit (Cost $1,324,252) ($ Thousands)		1,324,252

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
FFCB (D)
0.215%, 07/20/10	12,000	12,000
FHLB (D)
0.049%, 05/07/10	24,000	23,996
0.148%, 07/30/10	12,000	12,000
FHLB DN (A)
0.200%, 07/14/10	13,200	13,194
FHLMC (D)
0.341%, 07/07/10	50,600	50,612
FHLMC MTN (D)
0.324%, 06/09/10	90,000	90,171
0.388%, 07/30/10	2,000	2,003
FHLMC DN (A)
0.200%, 07/02/10 to 07/21/10	33,500	33,487
0.180%, 07/07/10	22,000	21,993
0.195%, 07/19/10	7,000	6,997
0.214%, 07/23/10	36,000	35,982
0.311%, 11/10/10	13,071	13,049
FHLMC, Ser 1 (D)
0.109%, 05/01/10	35,000	35,003
FNMA DN (A)
0.210%, 07/12/10	1,000	999
0.250%, 10/01/10	4,000	3,996

Total U.S. Government Agency Obligations (Cost $355,482) ($ Thousands)		355,482

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Cash Management Bill (A)
0.150%, 07/15/10	21,000	20,993
U.S. Treasury Bills (A)
0.200%, 07/01/10	13,000	12,996
0.180%, 08/26/10	23,000	22,986
0.230%, 09/23/10	16,000	15,985
0.265%, 10/07/10	20,000	19,977
U.S. Treasury Note
2.000%, 09/30/10	19,000	19,127

Total U.S. Treasury Obligations (Cost $112,064) ($ Thousands)		112,064

2	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 0.9%

Colorado — 0.3%
Colorado Housing & Finance Authority, RB (D)
0.210%, 05/05/10	$1,000	$1,000
0.250%, 05/05/10	3,200	3,200
0.230%, 05/05/10	1,825	1,825
0.230%, 05/05/10	700	700
0.320%, 05/05/10	4,000	4,000
0.230%, 05/05/10	900	900
0.320%, 05/05/10	890	890

		12,515

Connecticut — 0.0%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB
0.247%, 05/06/10 (D)	1,335	1,335

Iowa — 0.4%
Iowa Finance Authority, Ser B, RB (D)
0.220%, 05/06/10	1,000	1,000
Iowa Finance Authority, Ser C, RB (D)
0.256%, 05/06/10	11,510	11,510
Iowa Finance Authority, Ser M, RB (D)
0.230%, 05/06/10	950	950

		13,460

New Hampshire — 0.0%
New Hampshire Health & Education Facilities Authority, Ser C, RB (D)
0.260%, 05/05/10	1,460	1,460

Texas — 0.2%
Texas State, GO (D)
0.220%, 05/05/10	1,000	1,000
0.250%, 05/05/10	1,000	1,000
Texas State, Small Business Project, Ser B, GO (D)
0.260%, 05/06/10	585	585
Texas State, Ser C, GO (D)
0.296%, 05/05/10	3,365	3,365

		5,950

Wisconsin — 0.0%
Wisconsin Housing & Economic Development Authority, Ser D, RB (D)
0.260%, 05/05/10	340	340

Total Municipal Bonds (Cost $35,060) ($ Thousands)		35,060

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (E) — 17.5%
Barclays Capital
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $98,272,638 (collateralized by various FNMA/GNMA obligations, ranging in par value $1,148,894- $152,864,092, 4.500%-5.500%, 01/15/25-05/15/39, with total market value $100,236,420)	$98,271	$98,271
Barclays Capital
0.330%, dated 04/30/10, to be repurchased on 06/04/10, repurchase price $29,015,950 (collateralized by various corporate obligations, ranging in par value $5,486,712-$8,100,000, 5.750%- 7.750%, 09/15/10-01/15/20, with total market value $30,450,001) (F)	29,000	29,000
BNP Paribas
0.340%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $31,000,878 (collateralized by various corporate obligations, ranging in par value $8,452,632-$19,555,632, 6.875%- 10.750%, 03/15/16-07/30/19, with total market value $32,550,001)	31,000	31,000
Citigroup
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $141,950,366 (collateralized by various FHLMC/FNMA/GNMA obligations, ranging in par value $16,329,534- $90,000,000, 2.948%-5.500%, 03/01/23-04/01/40, with total market value $144,786,961)	141,948	141,948
Citigroup
0.400%, dated 04/30/10, to be repurchased on 05/24/10, repurchase price $42,014,467 (collateralized by various FHLB/FHLMC/FNMA obligations, ranging in par value $1,805,000- $3,000,000, 0.000%-5.250%, 09/28/12-04/08/25, with total market value $42,840,391) (F)	42,000	42,000

3	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank
0.310%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $20,000,517 (collateralized by a corporate obligation, par value $16,151,051, 8.500%, 11/15/18, with total market value $21,000,000)	$20,000	$20,000
Goldman Sachs
0.400%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $17,017,000 (collateralized by various corporate obligations, ranging in par value $8,000-$6,196,898, 5.050%- 8.875%, 09/01/11-11/18/19, with total market value $17,867,850)	17,000	17,000
Goldman Sachs
0.400%, dated 04/30/10, to be repurchased on 05/10/10, repurchase price $18,018,800 (collateralized by a corporate obligation, par value $18,420,413, 8.450%, 06/15/18, with total market value $18,918,271) (F)	18,000	18,000
Goldman Sachs
0.400%, dated 04/30/10, to be repurchased on 05/24/10, repurchase price $7,007,000 (collateralized by various corporate obligations, ranging in par value $79,000-$4,604,000, 5.375%- 8.250%, 11/15/12-05/15/19, with total market value $7,355,935) (F)	7,000	7,000
Goldman Sachs
0.460%, dated 04/30/10, to be repurchased on 07/21/10, repurchase price $33,038,372 (collateralized by various corporate obligations, ranging in par value $11,767,689-$23,824,000, 5.050%-8.450%, 11/14/14- 06/15/18, with total market value $34,655,314) (F)	33,000	33,000
JPMorgan Chase
0.310%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $14,000,362 (collateralized by various corporate obligations, ranging in par value $3,960,000-$10,495,000, 0.040%- 0.150%, 06/09/10-06/25/10, with total market value $14,421,249)	14,000	14,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase
0.320%, dated 04/30/10, to be repurchased on 05/10/10, repurchase price $16,004,978 (collateralized by various corporate obligations, ranging in par value $4,725,000-$11,590,000, 0.000%- 0.000%, 07/15/13-01/15/15, with total market value $16,802,573) (F)	$16,000	$16,000
JPMorgan Chase
0.360%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $24,000,720 (collateralized by various corporate obligations, ranging in par value $3,000,000-$11,360,000, 0.000%- 5.625%, 07/15/13-07/15/18, with total market value $25,203,752)	24,000	24,000
JPMorgan Chase
0.370%, dated 04/30/10, to be repurchased on 05/27/10, repurchase price $12,003,700 (collateralized by a corporate obligation, par value $12,525,000, 0.000%, 01/15/15, with total market value $12,600,776) (F)	12,000	12,000
Morgan Stanley
0.310%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $30,000,775 (collateralized by various corporate obligations, ranging in par value $948,000-$15,402,000, 0.000%- 0.000%, 05/03/10-06/01/10, with total market value $30,916,842)	30,000	30,000
UBS
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $130,002,167 (collateralized by various FNMA obligations, ranging in par value $18,040,000-$35,000,000, 4.500%-6.500%, 04/01/19- 09/01/38, with total market value $132,602,030)	130,000	130,000

4	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.310%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $13,000,336 (collateralized by various corporate obligations, ranging in par value $2,665,000-$10,000,000, 3.950%- 5.875%, 09/15/14-03/01/18, with total market value $13,654,169)	$13,000	$13,000

Total Repurchase Agreements (Cost $676,219) ($ Thousands)		676,219

Total Investments — 100.0% (Cost $3,858,660) ($ Thousands) †		$3,858,660

Percentages are based on Net Assets of $3,858,993 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

(F)	Securities considered illiquid. The total value of such securities as of April 30, 2010 was $157,000 ($ Thousands) and represented 4.07% of Net Assets.

DN	— Discount Note
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Limited Company
RB	— Revenue Bond
Ser	— Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Treasury Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 30.9%
U.S. Treasury Bills (A)
0.145%, 05/06/10	$30,000	$29,999
0.120%, 05/27/10	7,000	6,999
0.200%, 07/01/10	50,000	49,983
0.183%, 08/26/10	15,000	14,991
0.196%, 09/02/10	35,000	34,977
U.S. Treasury Notes
2.750%, 07/31/10	30,000	30,184
2.000%, 09/30/10	22,000	22,146

Total U.S. Treasury Obligations (Cost $189,279) ($ Thousands)		189,279

REPURCHASE AGREEMENTS (B) — 69.1%
Barclays Bank
0.190%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $132,002,090 (collateralized by a U.S. Treasury obligation, par value $134,361,800, 0.875%, 01/31/12, with total market value $134,640,096)	132,000	132,000
BNP Paribas
0.190%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $132,002,090 (collateralized by various U.S. Treasury obligations, ranging in par value $38,006,500-$66,575,300, 1.750%-3.875%, 01/15/28- 04/15/29, with total market value $134,640,164)	132,000	132,000
Deutsche Bank
0.180%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $159,226,388 (collateralized by various U.S. Treasury obligations, ranging in par value $27,772,400-$73,927,700, 0.000%-1.375%, 06/03/10- 02/15/12, with total market value $162,408,643)	159,224	159,224

Total Repurchase Agreements (Cost $423,224) ($ Thousands)		423,224

Total Investments — 100.0% (Cost $612,503) ($ Thousands) †		$612,503

Percentages are based on Net Assets of $612,702 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Treasury II Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 100.0%
U.S. Cash Management Bills (A)
0.145%, 06/10/10	$27,000	$26,996
0.150%, 06/17/10	77,000	76,985
0.153%, 07/15/10	30,000	29,990
U.S. Treasury Bills (A)
0.109%, 05/06/10	44,143	44,142
0.102%, 05/13/10	70,000	69,998
0.118%, 05/20/10	62,775	62,771
0.124%, 05/27/10	49,574	49,570
0.139%, 06/03/10	35,172	35,168
0.148%, 06/24/10	39,384	39,375
0.160%, 07/01/10	30,000	29,992
0.156%, 07/22/10	20,000	19,993
0.163%, 08/12/10	10,000	9,995
0.176%, 08/19/10	18,000	17,990

Total U.S. Treasury Obligations (Cost $512,965) ($ Thousands)		512,965

Total Investments — 100.0% (Cost $512,965) ($ Thousands) †		$512,965

Percentages are based on Net Assets of $512,958 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Short-Duration Government Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 60.2%

Agency Mortgage-Backed Obligations — 60.2%
FHLMC
7.375%, 09/01/18 (A)	$7	$7
7.287%, 03/01/19 (A)	23	24
7.250%, 01/01/18 to 09/01/20 (A)	49	51
7.125%, 07/01/18 to 11/01/20 (A)	16	17
7.000%, 02/01/16 to 11/01/18 (A)	32	34
6.875%, 07/01/18 to 07/01/18 (A)	22	22
6.750%, 09/01/16 to 01/01/17 (A)	12	13
6.625%, 02/01/16 to 06/01/18 (A)	9	9
6.500%, 07/01/16 to 01/01/17 (A)	16	16
6.000%, 06/01/21	1,408	1,519
4.500%, 07/01/23 to 01/01/39	1,307	1,323
3.244%, 06/01/24 (A)	58	61
3.035%, 07/01/24 (A)	21	22
3.008%, 06/01/17 (A)	35	37
2.978%, 12/01/23 (A)	2,509	2,641
2.921%, 06/01/24 (A)	129	134
2.884%, 07/01/20 (A)	5	5
2.879%, 12/01/23 (A)	162	171
2.823%, 04/01/22 (A)	68	69
2.813%, 04/01/29 (A)	115	120
2.795%, 05/01/24 (A)	63	66
2.689%, 04/01/29 (A)	52	55
2.560%, 04/01/19 to 05/01/19 (A)	51	54
2.510%, 02/01/19 (A)	28	30
2.375%, 06/01/16 to 03/01/19 (A)	38	39
2.125%, 02/01/17 (A)	3	3
1.875%, 04/01/16 to 03/01/17 (A)	8	9
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	975	1,003
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	535	555
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	445	459
FHLMC REMIC, Ser 2805, Cl DG
4.500%, 04/15/17	484	501
FHLMC REMIC, Ser 2975, Cl VT
5.000%, 02/15/11	624	635
FHLMC REMIC, Ser 3022, Cl MB
5.000%, 12/15/28	1,486	1,558
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	4,000	4,210
FHLMC REMIC, Ser 3148, Cl CF
0.654%, 02/15/34 (A)	2,429	2,426
FHLMC REMIC, Ser 3153, Cl FX
0.604%, 05/15/36 (A)	611	610

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser T-42, Cl A5
7.500%, 02/25/42	$772	$878
FHLMC TBA
5.500%, 05/16/23 to 05/01/37	31,700	33,786
FNMA
7.000%, 06/01/37	98	109
6.500%, 05/01/26 to 09/01/36	1,804	1,959
6.442%, 04/01/14	3,934	4,291
6.000%, 02/01/23 to 09/01/24	58,440	62,996
5.942%, 11/01/11	314	329
5.890%, 10/01/11	2,227	2,329
5.500%, 01/01/12 to 02/01/25	15,294	16,360
5.300%, 07/01/19	1,513	1,659
5.140%, 11/01/15	3,309	3,593
5.090%, 11/01/15	4,218	4,571
5.016%, 02/01/13	75	78
4.975%, 12/01/13	1,443	1,553
4.830%, 02/01/13	2,237	2,381
4.771%, 09/01/15	7,297	7,800
4.621%, 04/01/13	109	115
4.417%, 12/01/29 (A)	170	171
4.100%, 07/01/13	974	1,022
3.348%, 09/01/24 (A)	948	962
3.014%, 08/01/29 (A)	669	703
2.802%, 09/01/25 (A)	154	162
2.682%, 08/01/27 (A)	512	518
2.591%, 05/01/28 (A)	940	980
2.546%, 02/01/27 (A)	150	156
FNMA REMIC, Ser 1992-61, Cl FA
0.931%, 10/25/22 (A)	166	167
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	71	77
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	33	36
FNMA REMIC, Ser 1994-77, Cl FB
1.781%, 04/25/24 (A)	15	15
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	200	216
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	1,105	1,192
FNMA REMIC, Ser 2002-53, Cl FK
0.663%, 04/25/32 (A)	289	289
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	1,010	1,031
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	4,000	4,149
FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	362	377
FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	2,083	2,067
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	877	910

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Short-Duration Government Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2006-72, Cl FY
0.682%, 08/25/36 (A)	$2,737	$2,743
FNMA REMIC, Ser 2006-76, Cl QF
0.663%, 08/25/36 (A)	3,156	3,159
FNMA REMIC, Ser 2006-79, Cl DF
0.613%, 08/25/36 (A)	3,403	3,414
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	6,487	6,998
FNMA TBA
6.500%, 05/01/37	31,600	34,163
5.500%, 03/01/22 to 05/15/23	73,000	78,012
GNMA
7.500%, 01/15/11 to 02/15/11	5	5
6.500%, 04/15/17 to 02/20/39	3,456	3,748
6.000%, 06/15/16 to 09/15/19	585	633
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.994%, 09/16/35 (A)	226	39

Total Mortgage-Backed Securities (Cost $308,815) ($ Thousands)		311,409

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
FHLB
2.250%, 04/13/12	14,795	15,120
1.875%, 06/21/13	30,000	30,112
3.250%, 09/12/14	13,400	13,880
FNMA
2.750%, 03/13/14	33,000	33,703
5.000%, 03/15/16	24,800	27,495
FHLMC
2.125%, 09/21/12	21,100	21,447
2.500%, 04/23/14	2,500	2,528
3.750%, 03/27/19	9,141	9,036

Total U.S. Government Agency Obligations (Cost $152,098) ($ Thousands)		153,321

U.S. TREASURY OBLIGATION — 9.3%
U.S. Treasury Note
1.000%, 03/31/12	47,900	47,966

Total U.S. Treasury Obligation (Cost $47,869) ($ Thousands)		47,966

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 39.0%
BNP Paribas
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $127,202,120 (collateralized by various FNMA/GNMA obligations, ranging in par value $10,356,001- $60,000,000, 4.750%-6.500%, 06/01/11-12/01/47, with total market value $129,744,000)	$127,200	$127,200
JPMorgan Chase
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $74,701,245 (collateralized by a FHLMC obligation, ranging in par value $75,290,000, 5.500%, 11/01/38, with total market value $76,196,789)	74,700	74,700

Total Repurchase Agreements (Cost $201,900) ($ Thousands)		201,900

Total Investments — 138.1% (Cost $710,682) ($ Thousands) †		$714,596

Futures — A summary of the open futures contracts held by the Fund at April 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(198)	Jun-2010	$(255)
U.S. 2-Year Treasury Note	387	Jul-2010	205
U.S. 5-Year Treasury Note	(482)	Jul-2010	(311)

			$(361)

For the period ended April 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Short-Duration Government Fund

April 30, 2010

Percentages are based on Net Assets of $517,325 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2010, the tax basis cost of the Fund’s Investments was $710,682 ($ Thousands), and the unrealized appreciation and depreciation were $4,105 ($ Thousands) and ($191) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$311,409	$—	$311,409
U.S. Government Agency Obligations	—	153,321	—	153,321
U.S. Treasury Obligation	—	47,966	—	47,966
Repurchase Agreements	—	201,900	—	201,900

Total	$—	$714,596	$—	$714,596

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$(361)	$—	$—	$(361)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Intermediate-Duration Government Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 65.2%

Agency Mortgage-Backed Obligations — 65.2%
FHLMC
6.500%, 01/01/18 to 12/01/32	$332	$368
6.000%, 09/01/24	1,080	1,168
5.500%, 06/01/19 to 12/01/20	668	720
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	262	279
FHLMC REMIC, Ser 165, Cl K
6.500%, 09/15/21	13	13
FHLMC REMIC, Ser 2586, Cl NK
3.500%, 08/15/16	56	57
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	257	265
FHLMC REMIC, Ser 2622, Cl PE
4.500%, 05/15/18	2,780	2,956
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	540	551
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	161	165
FHLMC REMIC, Ser 2748, Cl LE
4.500%, 12/15/17	865	912
FHLMC REMIC, Ser 2802, Cl PF
0.688%, 09/15/33 (A)	921	922
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	1,300	1,368
FHLMC TBA
5.500%, 05/16/23 to 05/01/37	5,000	5,323
FNMA
9.500%, 05/01/18	31	34
6.500%, 03/01/33 to 10/01/34	182	199
6.450%, 10/01/18	590	664
6.150%, 04/01/11	140	144
6.000%, 02/01/23	823	889
5.931%, 02/01/12	564	597
5.920%, 06/01/14	484	539
5.680%, 06/01/17	563	627
5.626%, 12/01/11	1,564	1,648
5.500%, 03/01/14 to 05/01/24	6,424	6,872
5.034%, 08/01/15	381	411
5.016%, 02/01/13	194	204
4.771%, 09/01/15	1,277	1,365
3.790%, 07/01/13	1,068	1,113
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	282	305
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	1,000	1,037
FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	655	650
FNMA REMIC, Ser 2006-72, Cl FY
0.682%, 08/25/36 (A)	2,094	2,099

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2006-79, Cl DF
0.613%, 08/25/36 (A)	$601	$603
FNMA REMIC, Ser 2006-81, Cl LP
0.000%, 09/25/36	81	80
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	1,128	1,217
FNMA TBA
6.500%, 05/01/37	2,700	2,919
6.000%, 05/01/32	1,700	1,815
GNMA
8.750%, 07/20/17 to 07/20/17	9	10
8.500%, 11/20/16 to 08/20/17	51	57
7.500%, 11/15/25 to 09/15/36	82	91
6.000%, 09/15/24	749	810

Total Mortgage-Backed Securities (Cost $40,968) ($ Thousands)		42,066

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.1%
FHLMC
2.125%, 09/21/12	2,000	2,033
3.750%, 03/27/19	2,012	1,989
FNMA
2.750%, 03/13/14	7,050	7,200
3.000%, 09/16/14	650	667
5.000%, 03/15/16	2,700	2,993

Total U.S. Government Agency Obligations (Cost $14,644) ($ Thousands)		14,882

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Note
1.375%, 10/15/12	500	502
2.250%, 05/31/14 (B)	500	504
2.500%, 03/31/15	5,200	5,226

Total U.S. Treasury Obligations (Cost $6,181) ($ Thousands)		6,232

ASSET-BACKED SECURITY — 1.5%
Small Business Administration,
Ser 2005-P10B, Cl 1
4.940%, 08/10/15	906	962

Total Asset-Backed Security (Cost $906) ($ Thousands)		962

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Intermediate-Duration Government Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT (C) — 16.0%
BNP Paribas
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $10,300,172 (collateralized by various GNMA obligations, ranging in par value $78,300-$80,005,498, 4.500%- 11.500%, 08/15/13-04/15/37, with total market value $10,506,000)	$10,300	$10,300

Total Repurchase Agreement (Cost $10,300) ($ Thousands)		10,300

Total Investments — 115.3% (Cost $72,999) ($ Thousands) †		$74,442

Futures — A summary of the open futures contracts held by the Fund at April 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(51)	Jun-2010	$(46)
U.S. 2-Year Treasury Note	(39)	Jul-2010	(21)
U.S. 5-Year Treasury Note	258	Jul-2010	23

			$(44)

For the period ended April 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $64,561 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2010, the tax basis cost of the Fund’s Investments was $72,999 ($ Thousands), and the unrealized appreciation and depreciation were $1,473 ($ Thousands) and ($30) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$42,066	$—	$42,066
U.S. Government Agency Obligations	—	14,882	—	14,882
U.S. Treasury Obligations	—	6,232	—	6,232
Asset-Backed Security	—	962	—	962
Repurchase Agreement	—	10,300	—	10,300

Total	$—	$74,442	$—	$74,442

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$(44)	$—	$—	$(44)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

GNMA Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 98.8%

Agency Mortgage-Backed Obligations — 98.8%
FHLMC REMIC, Ser 3175, Cl SA, IO
6.896%, 06/15/36 (A)	$992	$127
FHLMC REMIC, Ser 3179, Cl SP, IO
6.366%, 07/15/36 (A)	1,519	211
FHLMC REMIC, Ser 3279, Cl SD, IO
6.176%, 02/15/37 (A)	5,766	673
FHLMC REMIC, Ser 3309, Cl SC, IO
6.196%, 04/15/37 (A)	4,843	547
FNMA
8.000%, 09/01/14 to 09/01/28	184	210
7.000%, 08/01/29 to 09/01/32	342	383
6.500%, 09/01/32	164	181
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	35	39
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	70	77
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,500	1,639
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.148%, 03/25/37 (A)	12,821	1,622
FHLMC TBA
5.500%, 05/16/23	20,000	21,400
GNMA
10.000%, 05/15/16 to 04/15/20	21	23
9.500%, 11/15/16 to 11/15/20	67	76
9.000%, 12/15/17 to 05/15/22	172	195
8.500%, 10/15/16 to 06/15/17	50	55
8.000%, 04/15/17 to 03/15/32	710	811
7.750%, 10/15/26	44	51
7.500%, 02/15/27 to 05/15/36	796	886
7.250%, 01/15/28	154	173
7.000%, 04/15/19 to 06/20/38	6,819	7,608
6.750%, 11/15/27	49	55
6.500%, 09/15/10 to 02/20/39	12,823	13,995
6.000%, 07/15/24 to 10/15/39	22,658	24,351
5.500%, 10/15/32 to 12/15/38 (B)	18,054	19,274
5.000%, 04/15/33 to 09/15/38 (B)	23,460	24,642
4.500%, 08/15/33 to 02/15/39	4,951	5,048
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	1,003	1,080
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	6,105	554
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.994%, 09/16/35 (A)	3,041	529
GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	2,854

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA TBA
6.000%, 04/30/35	$3,500	$3,753
5.500%, 04/30/35	24,100	25,584
5.000%, 05/01/33	4,000	4,171
4.500%, 05/01/39 to 05/15/39	35,850	36,388

Total Mortgage-Backed Securities (Cost $192,012) ($ Thousands)		199,265

REPURCHASE AGREEMENTS (C) — 46.2%
Credit Suisse
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $42,900,715 (collateralized by various FNMA obligations, ranging in par value $222,768-$4,501,242, 4.000%- 6.000%, 05/01/13-02/01/40, with total market value $43,762,984)	42,900	42,900
UBS
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $50,200,837 (collateralized by various FNMA obligations, ranging in par value $461,900-$1,817,937, 3.500%- 7.000%, 11/01/10-04/01/40, with total market value $51,205,515)	50,200	50,200

Total Repurchase Agreements (Cost $93,100) ($ Thousands)		93,100

Total Investments — 145.0% (Cost $285,112) ($ Thousands) †		$292,365

Futures — A summary of the open futures contracts held by the Fund at April 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	149	Jun-2010	$320
U.S. 2-Year Treasury Note	(29)	Jul-2010	(16)
U.S. 5-Year Treasury Note	(29)	Jul-2010	(4)
U.S. Long Treasury Bond	34	Jun-2010	75

			$375

For the period ended April 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

GNMA Fund

April 30, 2010

Percentages are based on Net Assets of $201,584 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2010, the tax basis cost of the Fund’s Investments was $285,112 ($ Thousands), and the unrealized appreciation and depreciation were $7,672 ($ Thousands) and ($419) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$199,265	$—	$199,265
Repurchase Agreements	—	93,100	—	93,100

Total	$—	$292,365	$—	$292,365

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$375	$—	$—	$375

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Ultra Short Bond Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 40.4%

Banks — 9.8%
ANZ National International
2.375%, 12/21/12 (A)	$815	$823
Bank of Nova Scotia
2.250%, 01/22/13	1,065	1,075
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	800	813
BNP Paribas MTN
2.125%, 12/21/12	1,300	1,311
Citibank
1.625%, 03/30/11	5,000	5,048
0.294%, 07/12/11 (B)	680	680
1.250%, 09/22/11	1,250	1,258
Comerica Bank
0.350%, 05/10/10 (B)	1,000	1,000
Deutsche Bank
2.375%, 01/11/13	750	756
ING Bank
2.650%, 01/14/13 (A)	1,250	1,251
Intesa Sanpaolo
2.375%, 12/21/12	1,500	1,512
National Australia Bank
0.277%, 01/27/11 (A)(B)	790	790
2.500%, 01/08/13 (A)	1,250	1,263
PNC Funding
0.551%, 06/22/11 (B)	1,180	1,184
Santander US Debt Unipersonal
0.705%, 10/21/11 (A)(B)	1,650	1,652
Wachovia
0.377%, 03/15/11 (B)	1,750	1,751
Wells Fargo
4.875%, 01/12/11	1,750	1,805
0.477%, 06/15/12 (B)	1,250	1,256
Westpac Banking
2.250%, 11/19/12	1,120	1,133

		26,361

Consumer Products — 2.8%
CVS Caremark
0.552%, 06/01/10 (B)	865	865
Dell
3.375%, 06/15/12	350	365
Hewlett-Packard
1.302%, 05/27/11 (B)	585	592
Oracle
5.000%, 01/15/11	2,000	2,061
President and Fellows of Harvard College
3.700%, 04/01/13	1,325	1,396

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Procter & Gamble
0.259%, 05/07/10 (B)	$605	$605
1.350%, 08/26/11	1,250	1,258
Staples
7.750%, 04/01/11	350	370

		7,512

Financial Services — 9.2%
American Express Credit MTN
1.647%, 05/27/10 (B)	1,750	1,751
American Honda Finance
2.375%, 03/18/13 (A)	590	592
Bank of America MTN
2.100%, 04/30/12	1,500	1,529
Caterpillar Financial Services MTN
1.900%, 12/17/12	835	842
Citigroup
2.125%, 04/30/12	150	153
Credit Suisse USA
5.250%, 03/02/11	1,500	1,556
General Electric Capital
0.414%, 04/28/11 (B)	750	750
General Electric Capital MTN
1.800%, 03/11/11	7,000	7,075
0.271%, 12/21/12 (B)	5,750	5,748
GMAC
2.200%, 12/19/12	600	611
0.266%, 12/19/12 (B)	1,750	1,750
HSBC Finance
5.250%, 01/14/11	2,000	2,053
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	290	296

		24,706

Food, Beverage & Tobacco — 1.6%
Anheuser-Busch InBev Worldwide
3.000%, 10/15/12	1,250	1,286
Dr Pepper Snapple Group
1.700%, 12/21/11	1,000	1,004
Kraft Foods
2.625%, 05/08/13	740	757
PepsiCo
0.333%, 07/15/11 (B)	1,250	1,250

		4,297

Health Care — 1.0%
Merck
1.875%, 06/30/11	1,010	1,023
Novartis Capital
1.900%, 04/24/13	745	747
Pfizer
4.450%, 03/15/12	1,000	1,059

		2,829

1	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Ultra Short Bond Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Industrials — 0.3%
Boeing
1.875%, 11/20/12	$725	$734

Insurance — 2.9%
MBIA Insurance
14.000%, 01/15/33 (A)(B)	500	383
Metropolitan Life Global Funding I
2.154%, 06/10/11 (A)(B)	965	980
Metropolitan Life Global Funding I MTN
1.034%, 06/25/10 (A)(B)	2,225	2,227
Monumental Global Funding III
0.503%, 01/15/14 (A)(B)	900	859
New York Life Global Funding
0.382%, 06/16/11 (A)(B)	1,250	1,251
Principal Life Income Funding Trusts
0.410%, 11/15/10 (B)	750	750
Prudential Financial MTN
2.750%, 01/14/13	1,250	1,258

		7,708

Investment Banker/Broker Dealer — 8.5%
BlackRock
2.250%, 12/10/12	1,000	1,016
Citigroup Funding
0.169%, 05/05/10 (B)	1,960	1,959
Goldman Sachs Group
5.000%, 01/15/11	1,500	1,536
1.700%, 03/15/11	3,184	3,216
1.625%, 07/15/11	1,600	1,615
3.250%, 06/15/12	2,500	2,610
JPMorgan Chase
4.600%, 01/17/11	1,250	1,285
3.125%, 12/01/11	1,250	1,294
0.535%, 12/26/12 (B)	375	377
Morgan Stanley
5.050%, 01/21/11	2,000	2,051
2.000%, 09/22/11	2,200	2,236
0.530%, 02/10/12 (B)	1,200	1,206
Morgan Stanley, Ser G
0.595%, 01/09/14 (B)	600	575
UBS MTN
1.352%, 02/23/12 (B)	1,055	1,062
2.750%, 01/08/13	1,000	1,013

		23,051

Security And Commodity Brokers — 0.4%
Genworth Global Funding Trusts, Ser 2007-B
0.390%, 05/15/12 (B)	1,200	1,149

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sovereign — 0.8%
Province of Ontario Canada
0.701%, 05/22/12 (B)	$1,060	$1,068
Republic of Austria MTN
2.000%, 11/15/12 (A)	1,115	1,127

		2,195

Telephones & Telecommunication — 1.6%
Cellco Partnership
2.851%, 05/20/11 (B)	795	816
5.250%, 02/01/12	785	837
Deutsche Telekom International Finance
8.500%, 06/15/10	1,500	1,513
Telefonica Emisiones SAU
2.582%, 04/26/13	1,250	1,253

		4,419

Utilities — 1.5%
Dominion Resources
1.308%, 06/17/10 (B)	1,640	1,642
Pacific Gas & Electric
1.204%, 06/10/10 (B)	895	896
Southern
0.705%, 10/21/11 (B)	1,500	1,507

		4,045

Total Corporate Obligations (Cost $108,400) ($ Thousands)		109,006

MORTGAGE-BACKED SECURITIES — 25.7%

Agency Mortgage-Backed Obligations — 8.4%
FHLMC
2.873%, 02/01/22 (B)	905	956
2.861%, 02/01/30 (B)	596	624
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	170	181
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	487	501
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	575	587
FHLMC REMIC, Ser 2921, Cl NV
4.500%, 01/15/29	227	236
FNMA
6.000%, 02/01/23 to 01/01/27	3,166	1,286
5.890%, 10/01/11	445	466
5.000%, 01/01/19 to 07/01/24	6,863	7,313

2	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Ultra Short Bond Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.500%, 06/01/18 to 04/01/19	$3,615	$3,814
4.000%, 06/01/20	3,000	3,098
3.348%, 09/01/24 (B)	474	481
3.149%, 09/01/24 (B)	184	186
2.897%, 11/01/23 (B)	356	373
2.686%, 11/01/25 (B)	75	78
2.591%, 05/01/28 (B)	588	612
2.590%, 01/01/29 (B)	64	67
2.451%, 11/01/21 (B)	110	110
FNMA REMIC, Ser 1993-220, Cl FA
0.881%, 11/25/13 (B)	73	73
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	153	165
FNMA REMIC, Ser 2001-33, Cl FA
0.713%, 07/25/31 (B)	194	195
FNMA REMIC, Ser 2002-64, Cl FG
0.506%, 10/18/32 (B)	120	121
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	1,225	1,290

		22,813

Non-Agency Mortgage-Backed Obligations — 17.3%
Asset Securitization, Ser 1996-MD6, Cl A7
8.631%, 11/13/29 (B)	798	861
Banc of America Large Loan, Ser 2007- BMB1, Cl A1
0.764%, 08/15/29 (A)(B)	502	455
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
3.180%, 02/25/35 (B)	1,018	972
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.975%, 07/25/35 (B)	1,828	1,624
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
4.789%, 09/25/35 (B)	580	515
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.081%, 11/25/35 (B)	208	180
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.497%, 02/25/36 (B)	448	296
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.902%, 06/25/35 (B)	634	527
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
5.225%, 08/25/35 (B)	994	768
Bear Stearns Commercial Mortgage Securities, Ser 2000-WF2, Cl A2
7.320%, 10/15/32 (B)	669	673

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	$1,559	$1,603
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	1,344	1,395
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl D
0.460%, 08/15/21 (A)(B)	510	434
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.462%, 09/25/34 (B)	317	310
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.589%, 03/25/36 (B)	840	722
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A)(B)	755	794
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	910	794
Countrywide Home Loans, Ser 2004- 29, Cl 1A1
0.803%, 02/25/35 (B)	107	93
Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.533%, 03/25/35 (B)	172	137
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
5.310%, 02/20/36 (B)	813	597
Crusade Global Trust, Ser 2003-1, Cl A
0.904%, 01/17/34 (B)	290	290
Crusade Global Trust, Ser 2004-1, Cl A1
0.454%, 01/16/35 (B)	80	79
CS First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	1,390	1,422
DLJ Commercial Mortgage, Ser 2000- CKP1, Cl A1B
7.180%, 11/10/33	612	614
First Horizon Asset Securities, Ser 2005-2, Cl 1A1
5.500%, 05/25/35	169	169
GE Commercial Loan Trust CLO, Ser 2006-2, Cl C
0.854%, 10/19/16 (A)(B)	334	104
GMAC Commercial Mortgage Securities, Ser 2000-C3, Cl A2
6.957%, 09/15/35	919	933
GMAC Commercial Mortgage Securities, Ser 2001-C1, Cl A2
6.465%, 04/15/34	578	595

3	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Ultra Short Bond Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
5.182%, 11/19/35 (B)	$944	$790
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
3.998%, 07/25/35 (B)	1,196	821
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
5.077%, 01/25/36 (B)	1,505	1,282
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
5.736%, 05/25/47 (B)	1,205	930
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.023%, 01/25/35 (B)	288	210
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.523%, 04/25/35 (B)	316	233
Impac CMB Trust, Ser 2005-3, Cl A1
0.502%, 08/25/35 (B)	290	198
Impac CMB Trust, Ser 2005-5, Cl A1
0.583%, 08/25/35 (B)	234	175
Impac CMB Trust, Ser 2005-8, Cl 1A
0.523%, 02/25/36 (B)	747	489
Interstar Millennium Trust, Ser 2004- 2G, Cl A
0.657%, 03/14/36 (B)	143	139
JP Morgan Mortgage Trust, Ser 2005- A6, Cl 7A1
4.955%, 08/25/35 (B)	732	642
JP Morgan Mortgage Trust, Ser 2007- A3, Cl 1A1
5.368%, 05/25/37 (B)	1,005	813
Medallion Trust, Ser 2004-1G, Cl A1
0.382%, 05/25/35 (B)	123	121
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.801%, 02/25/35 (B)	1,846	1,826
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.533%, 04/25/35 (B)	334	215
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.494%, 06/25/37 (B)	1,216	936
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.542%, 01/25/30 (B)	93	84
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.493%, 03/25/30 (B)	118	109
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4
6.660%, 02/15/33	898	917

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	$1,101	$1,143
Morgan Stanley Dean Witter Capital I, Ser 200-LIF2, Cl A2
7.200%, 10/15/33	1,175	1,183
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.523%, 05/25/35 (B)	236	178
MortgageIT Trust, Ser 2005-3, Cl A1
0.563%, 08/25/35 (B)	810	609
MortgageIT Trust, Ser 2005-4, Cl A1
0.542%, 10/25/35 (B)	1,088	766
MortgageIT Trust, Ser 2005-5, Cl A1
0.523%, 12/25/35 (B)	1,031	774
Paragon Mortgages PLC, Ser 12A, Cl A2C
0.360%, 11/15/38 (A)(B)	329	274
Paragon Mortgages PLC, Ser 15A, Cl A2C
0.367%, 12/15/39 (A)(B)	779	651
Permanent Master Issuer PLC
1.394%, 07/15/42 (A)(B)	960	958
Prima, Ser 2006-1, Cl A1
5.417%, 05/01/10	716	645
Puma Finance, Ser S1, Cl A
0.650%, 08/09/35 (A)(B)	101	101
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
5.300%, 11/25/35 (B)	595	494
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.747%, 07/27/37 (B)	1,061	787
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.526%, 01/20/35 (B)	117	101
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.486%, 02/20/35 (B)	117	104
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
5.272%, 03/25/37 (B)	1,360	1,148
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.903%, 01/25/35 (B)	700	668
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
4.489%, 02/25/35 (B)	602	581
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
4.936%, 10/25/35 (B)	1,564	1,525

4	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Ultra Short Bond Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.936%, 10/25/35 (B)	$937	$847
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
3.017%, 04/25/35 (B)	507	497
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
5.534%, 07/25/36 (B)	1,294	1,012
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
6.025%, 09/25/36 (B)	931	779
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
5.504%, 04/25/36 (B)	923	767
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
5.059%, 03/25/36 (B)	1,091	980
Westpac Securitisation Trust, Ser 2005- 1G, Cl A1
0.348%, 03/23/36 (B)	186	183

		46,641

Total Mortgage-Backed Securities (Cost $77,612) ($ Thousands)		69,454

ASSET-BACKED SECURITIES — 25.9%

Automotive — 16.4%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	435	442
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A2
2.260%, 05/15/12	1,672	1,681
AmeriCredit Automobile Receivables Trust, Ser 2005-DA, Cl A4
5.020%, 11/06/12	474	474
AmeriCredit Automobile Receivables Trust, Ser 2006-AF, Cl A4
5.640%, 09/06/13	683	699
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	995	986
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A3A
5.420%, 05/07/12	414	418

Description	Face Amount ($ Thousands)	Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	$770	$776
Avis Budget Rental Car Funding , Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	615	652
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	410	410
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (A)	1,015	1,017
Bank of America Auto Trust, Ser 2009- 1A, Cl A2
1.700%, 12/15/11 (A)	965	967
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	1,250	1,314
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	1,495	1,558
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A
5.020%, 09/15/11	409	412
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	553	561
Capital One Auto Finance Trust, Ser 2006-A, Cl A4
0.264%, 12/15/12 (B)	1,088	1,082
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4
4.940%, 07/15/12	331	334
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	1,750	1,831
Carmax Auto Owner Trust, Ser 2006-2, Cl A4
5.140%, 11/15/11	689	701
Carmax Auto Owner Trust, Ser 2008-2, Cl A2A
4.060%, 09/15/11	383	386
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	620	621
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A2
1.850%, 06/15/11	420	422
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	1,500	1,506

5	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Ultra Short Bond Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Daimler Chrysler Auto Trust, Ser 2008-B, Cl A2B
1.181%, 07/08/11 (B)	$159	$160
Daimler Chrysler Auto Trust, Ser 2006-C, Cl A4
4.980%, 11/08/11	879	883
Ford Credit Auto Lease Trust, Ser 2010-A, Cl A2
1.040%, 03/15/13 (A)	1,200	1,200
Ford Credit Auto Owner Trust, Ser 2006-B, Cl A4
5.250%, 09/15/11	653	662
Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.730%, 05/15/13 (B)	1,500	1,534
Ford Credit Auto Owner Trust, Ser 2006-B, Cl B
5.430%, 02/15/12	1,425	1,473
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A2
2.460%, 11/15/11	299	300
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	950	950
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A3A
3.960%, 04/15/12	984	998
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A2
1.210%, 01/15/12	560	561
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.904%, 12/15/14 (A)(B)	795	804
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.504%, 06/15/13 (B)	1,440	1,416
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	1,200	1,245
Hertz Vehicle Financing LLC, Ser 2009- 2A, Cl A1
4.260%, 03/25/14 (A)	785	812
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2
1.500%, 08/15/11	306	307
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	847	850
Household Automotive Trust
5.340%, 09/17/13	1,950	1,997
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	385	390

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	$425	$431
Hyundai Auto Receivables Trust, Ser 2008-A, Cl A2
4.160%, 05/16/11	129	129
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A2
0.830%, 03/15/12	680	681
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A3
3.890%, 08/15/11	216	217
Nissan Auto Receivables Owner Trust, Ser 2006-A, Cl A3
4.460%, 04/16/12	1,473	1,503
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A2
0.750%, 05/15/12	1,080	1,080
USAA Auto Owner Trust, Ser 2008-1, Cl A3
4.160%, 04/16/12	378	382
USAA Auto Owner Trust, Ser 2009-1, Cl A2
2.640%, 08/15/11	119	119
USAA Auto Owner Trust, Ser 2007-2, Cl A3
4.900%, 02/15/12	240	242
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	390	391
Wachovia Auto Loan Owner Trust, Ser 2006-1, Cl A4
5.080%, 04/20/12 (A)	305	307
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	455	456
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	425	428
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A2
1.020%, 01/16/12	2,150	2,153

		44,311

Credit Card — 5.0%
American Express Issuance Trust, Ser 2005-1, Cl A
0.284%, 08/15/11 (B)	1,200	1,200
American Express Issuance Trust, Ser 2007-1, Cl A
0.454%, 09/15/11 (B)	715	716

6	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Ultra Short Bond Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Capital One Multi-Asset Execution Trust, Ser 2007-C3, Cl C3
0.544%, 04/15/13 (B)	$1,500	$1,499
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.554%, 11/15/14 (B)	550	537
Capital One Multi-Asset Execution Trust
0.557%, 10/15/15 (B)	1,300	1,300
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.354%, 04/15/13 (B)	1,000	1,001
Chase Issuance Trust, Ser 2008-A9, Cl A9
4.260%, 05/15/13	1,200	1,242
Chase Issuance Trust, Ser 2009-A5, Cl A5
1.054%, 06/15/12 (B)	1,500	1,501
Discover Card Master Trust, Ser 2008- A3, Cl A3
5.100%, 10/15/13	810	843
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.554%, 12/15/14 (B)	2,085	2,105
Discover Card Master Trust, Ser 2009- A2, Cl A
1.530%, 02/17/15 (B)	1,600	1,634

		13,578

Miscellaneous Business Services — 3.8%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.100%, 08/16/19 (A)(B)	710	369
ACAS Business Loan Trust, Ser 2005- 1A, Cl A1
0.566%, 07/25/19 (A)(B)	683	615
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.529%, 01/18/21 (A)(B)	1,126	959
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.806%, 08/22/16 (A)(B)	494	202
Capital Source Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.466%, 09/20/22 (A)(B)	370	346
Colts Trust, Ser 2006-2A, Cl A
0.551%, 12/20/18 (A)(B)	1,474	1,253
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.452%, 06/25/36 (B)	392	331
Franklin CLO, Ser 2003-4A, Cl A
0.821%, 09/20/15 (A)(B)	260	250
GE Dealer Floorplan Master Note Trust, Ser 2007-2, Cl A
0.266%, 07/20/12 (B)	600	599

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Katonah CLO, Ser 2005-7A, Cl B
0.670%, 11/15/17 (A)(B)	$1,200	$888
Lambda Finance, Ser 2005-1A, Cl B3
0.620%, 11/15/29 (A)(B)	840	690
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.571%, 03/22/21 (A)(B)	1,000	771
Merritt Funding Trust CLO, Ser 2005- 2A, Cl B
1.003%, 07/15/15 (A)(B)	541	298
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.462%, 12/25/35 (B)	424	400
Sierra Receivables Funding, Ser 2009- 1A, Cl A1
9.790%, 12/22/25 (A)	274	283
Sierra Receivables Funding, Ser 2009- 2A, Cl NT
4.520%, 08/20/26 (A)	394	394
Sierra Receivables Funding, Ser 2007- 2A, Cl A2
1.256%, 09/20/19 (A)(B)	352	333
William Street Funding, Ser 2006-1, Cl A
0.543%, 01/23/12 (A)(B)	1,260	1,200

		10,181

Mortgage Related — 0.7%
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.372%, 10/25/36 (B)	1,075	1,056
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.862%, 06/25/33 (B)	109	83
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	305	123
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.473%, 12/25/35 (B)	706	641

		1,903

Total Asset-Backed Securities (Cost $72,056) ($ Thousands)		69,973

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
FHLB
0.850%, 01/20/11	2,000	2,004
1.375%, 05/16/11	2,500	2,520
2.250%, 04/13/12	1,000	1,022
FHLMC
1.625%, 04/15/13	3,000	2,995
FNMA
1.750%, 03/23/11	5,000	5,052
1.375%, 04/28/11	2,335	2,353

Total U.S. Government Agency Obligations (Cost $15,839) ($ Thousands)		15,946

7	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Schedule of Investments (Unaudited)

Ultra Short Bond Fund

April 30, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 1.4%

California — 0.8%
Alameda County, Ser B, RB
3.100%, 12/01/11	$1,500	$1,422
San Francisco City & County, Airports Commission, Ser E, RB
1.150%, 05/01/11	700	700

		2,122

Virginia — 0.6%
Louisa Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	1,500	1,500

Total Municipal Bonds (Cost $3,629) ($ Thousands)		3,622

REPURCHASE AGREEMENT (C) — 2.5%
BNP Paribas
0.200%, dated 04/30/10, to be repurchased on 05/03/10, repurchase price $6,800,113 (collateralized by various GNMA obligations, ranging in par value $25,000-$35,535,000, 4.000%- 13.500%, 07/15/10-05/15/37, with total market value $6,936,000)	6,800	6,800

Total Repurchase Agreement (Cost $6,800) ($ Thousands)		6,800

Total Investments — 101.8% (Cost $284,336) ($ Thousands) †		$274,801

Futures — A summary of the open futures contracts held by the Fund at April 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(98)	Jun-2010	$(77)
U.S. 2-Year Treasury Note	(60)	Jul-2010	(15)
U.S. 5-Year Treasury Note	86	Jul-2010	12
U.S. Long Treasury Bond	(19)	Jun-2010	(42)

			$(122)

For the period ended April 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $269,914 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

ABS — Asset-Based Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

†	At April 30, 2010, the tax basis cost of the Fund’s Investments was $284,336 ($ Thousands), and the unrealized appreciation and depreciation were $1,951 ($ Thousands) and ($11,486) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$109,006	$—	$109,006
Mortgage-Backed Securities	—	69,454	—	69,454
Asset-Backed Securities	—	69,973	—	69,973
U.S. Government Agency Obligations	—	15,946	—	15,946
Municipal Bonds	—	3,622	—	3,622
Repurchase Agreement	—	6,800	—	6,800

Total	$—	$274,801	$—	$274,801

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$(122)	$—	$—	$(122)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Daily Income Trust / Quarterly Report / April 30, 2010

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Daily Income Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 28, 2010

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: June 28, 2010